Investment, Net	12 Months Ended
Dec. 31, 2025
Investment, Net [Abstract]
INVESTMENT, NET

7. INVESTMENT, NET

Investment, net consists of the following:

	As of December 31,
	2024	2025
	US$	US$
Marketable equity securities	6,029	5,596

Investments in Marketable Equity Securities

Equity securities with readily available marketable trading price consist of investment in mutual fund marketed by a financial institution. The equity securities are not insured against loss of principal and bearing a fixed interest of HK$231 (approximately US$30) per month. This investment is accounted for as financial instruments that are marked to fair market value at the end of each reporting period with any unrealized gains or losses reported in statements in operations. As of December 31, 2024 and 2025, the investment was recorded at fair value of US$6,029 and US$5,596, which were traded at a closing price of HK$9.32 and HK$8.68 per share, respectively.

For the years ended December 31, 2024 and 2025, the Company had unrealized investment gain of US$532 unrealized investment loss of and US$229, respectively, and interest income of US$356 and US$204, respectively.